Related party transactions (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 15, 2019	Nov. 30, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Number of shares granted and available for purchase (in shares)			5,829
Chief Executive Officer
Related Party Transaction [Line Items]
Number of shares granted and available for purchase (in shares)	5,613,290	5,613,290
Aggregate exercise price		$ 24.6